Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net Loss	$ (626,361)	$ (467,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	(9,270)	26,528
Depreciation expense	2,181	1,130
Amortization of debt discount	81,342	0
Changes in Operating Assets and Liabilities:
Accounts receivable	(747)	81,325
Accounts receivable-related party	9,768	(10,332)
Inventories	30,333	(53,258)
Prepaid expenses	(318)	6,999
Deposits	17,516	0
Accounts payable and accrued liabilities	80,743	92,585
Customer deposit	(30,392)	(77,903)
Deferred rent	(468)	(443)
Net cash flows used in operating activities	(445,673)	(400,803)
Cash Flows from Investing Activities:
Purchase of property and equipment	0	(8,239)
Net cash flows used in investing activities	0	(8,239)
Cash Flows from Financing Activities:
Proceeds from convertible note payable	500,000	0
Repayment to related parties	0	(63,368)
Repayment to shareholders	0	(19,534)
Net cash flows provided by (used in) financing activities	500,000	(82,902)
Net Change in Cash and Cash Equivalents	54,327	(491,944)
Cash and cash equivalents - Beginning of Period	340,071
Cash and cash equivalents - End of Period	394,398	340,071
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	105,831	501
Income tax paid	$ 694	$ 495